Right-of-use assets and lease liabilities - Operating Leases Current and Non-Current (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Operating Lease, Liability, Current	€ 43.7	€ 46.5
Finance, Current	2.9	4.7
Operating Lease, Liability, Noncurrent	118.0	129.8
Finance, Non-current	2.3	8.1
Operating, Lease liabilities	161.7	176.3
Finance Lease, Liability	€ 5.2	€ 12.8
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Accrued and other liabilities	Accrued and other liabilities
Finance Lease, Liability, Current, Statement of Financial Position [Extensible List]	Accrued and other liabilities	Accrued and other liabilities
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Accrued and other liabilities	Accrued and other liabilities
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Accrued and other liabilities	Accrued and other liabilities
Finance Lease, Liability, Statement of Financial Position [Extensible List]	Other Liabilities	Other Liabilities